Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of changes in the Company's nonvested shares
Nonvested, Shares, beginning balance	116,910
Granted, Shares
Vested, Shares	(23,382)
Forfeited, Shares
Nonvested, Shares, ending balance	93,528	116,910
Nonvested, Weighted-Average Grant-Date Fair Value, beginning balance	$ 6.44
Granted, Weighted-Average Grant-Date Fair Value		$ 2.16
Vested, Weighted-Average Grant-Date Fair Value	$ 6.44
Forfeited, Weighted-Average Grant-Date Fair Value
Nonvested, Weighted-Average Grant-Date Fair Value, ending balance	$ 6.44	$ 6.44